Property, Plant & Equipment - Summary of Property Plant & Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 797,265
Ending balance	821,287	$ 797,265
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,108,096	994,825
Additions	101,139	116,367
Rehabilitation cost asset	(12,374)	8,350
Capitalized interest		2,602
Disposals	(2,279)	(6,924)
Foreign exchange translation	10,193	(7,124)
Ending balance	1,204,775	1,108,096
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	310,831	264,617
Depletion and amortization	74,830	49,505
Impairment		3,551
Disposals	(2,173)	(6,842)
Ending balance	383,488	310,831
Property acquisition costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	92,378
Ending balance	99,872	92,378
Property acquisition costs [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	92,378	98,404
Foreign exchange translation	7,494	(6,026)
Ending balance	99,872	92,378
Mineral properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	216,948
Ending balance	224,655	216,948
Mineral properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	333,638	238,828
Additions	62,849	84,641
Rehabilitation cost asset	(12,374)	8,350
Capitalized interest		2,602
Foreign exchange translation	1,391	(783)
Ending balance	385,504	333,638
Mineral properties [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116,690	96,657
Depletion and amortization	44,159	20,033
Ending balance	160,849	116,690
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	485,211
Ending balance	496,572	485,211
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	679,352	656,135
Additions	27,783	10,696
Disposals	(2,279)	(6,924)
Foreign exchange translation	1,308	(315)
Transfers between categories	13,047	19,760
Ending balance	719,211	679,352
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	194,141	167,960
Depletion and amortization	30,671	29,472
Impairment		3,551
Disposals	(2,173)	(6,842)
Ending balance	222,639	194,141
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,728
Ending balance	188	2,728
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,728	1,458
Additions	10,507	21,030
Transfers between categories	(13,047)	(19,760)
Ending balance	$ 188	$ 2,728